Debt (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Feb. 28, 2018
Debt Instrument [Line Items]
Debt, Gross		$ 403,475,185
Unamortized deferred financing fees	$ (6,322,104)	(6,642,490)				$ (862,243)
Debt, Net	466,168,601	396,832,695				134,184,699
Current portion	(2,615,705)	(1,721,132)				(7,089,976)
Long-term Debt, Excluding Current Maturities, Total	463,552,896	395,111,563				127,094,723
Credit Facility [Member]
Debt Instrument [Line Items]
Borrowing capacity		425,000,000			$ 425,000,000		$ 175,000,000
Secured term loans
Debt Instrument [Line Items]
Debt, Gross	295,937,500	246,250,000				134,875,000
Initial/credit facility term loan
Debt Instrument [Line Items]
Debt, Gross	246,250,000					67,375,000
Borrowing capacity					300,000,000		70,000,000
Delayed Draw Term Loan
Debt Instrument [Line Items]
Debt, Gross	49,687,500					67,500,000
Borrowing capacity			$ 100,000,000	$ 50,000,000	50,000,000		80,000,000
Revolving credit facility/revolver
Debt Instrument [Line Items]
Debt, Gross	32,000,000	12,000,000				$ 0
Borrowing capacity					$ 75,000,000		$ 25,000,000
New Promissory Note
Debt Instrument [Line Items]
Debt, Gross	143,500,000	143,500,000
Other
Debt Instrument [Line Items]
Debt, Gross	$ 1,053,205	$ 1,725,185